Interest in Other Entities (Details) - Schedule of statement of comprehensive income - ScoutCam Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Interest in Other Entities (Details) - Schedule of statement of comprehensive income [Line Items]
Revenue	$ 309
Loss for the period	(11,927)
Net loss attributable to the NCI